Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019
Revenue Backlog [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful lives of the finite intangible assets (in years)	17
Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful lives of the finite intangible assets (in years)	6 to 21
Customer Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful lives of the finite intangible assets (in years)	15
Concession Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful lives of the finite intangible assets (in years)	5 to 15
Transponder Rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful lives of the finite intangible assets (in years)	16
Patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful lives of the finite intangible assets (in years)	18